Income Taxes - Schedule of Income Tax (Benefit)/ Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax (Benefit)/ Expense [Abstract]
Current income tax	$ 1,540,485	$ 102,981	$ 50
Deferred income tax	795,923	463,989	(1,318,123)
Income tax (benefits)/expense	$ 2,336,408	$ 566,970	$ (1,318,073)